UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA VIRGINIA BOND FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING
SEPTEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                           USAA VIRGINIA BOND Fund

                                      [GRAPHIC OF USAA VIRGINIA BOND FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Portfolio of Investments                                                15

    Notes to Portfolio of Investments                                       21

    Financial Statements                                                    22

    Notes to Financial Statements                                           25

EXPENSE EXAMPLE                                                             34

ADVISORY AGREEMENT                                                          36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                    . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]      BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                             YIELDS IN THE COMING MONTHS.

                                                          "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]       FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
         USA 2005                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]    ROBERT R. PARISEAU, CFA
                                 USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO SEPTEMBER 30, 2005?

                 Your USAA Virginia Bond Fund provided a total return of 2.66% versus an average of 2.44% for the 36 funds in the Lipper Virginia Municipal Debt Funds Average. This compares to a 2.80% return for the Lehman Brothers Municipal Bond Index and a 2.65% return for the Lipper Virginia Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.25%, well above the 3.64% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 True to his word, Federal Reserve Chairman Alan Greenspan continued to increase short-term interest rates. From March to September, the Federal Reserve Board (the Fed) raised the federal funds target rate from 2.75% to 3.75%. During this time, longer-term interest rates fell and climbed twice before ending the period slightly lower than they began. Over the last 12 months, longer maturities have outperformed shorter maturities by a considerable margin.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We strived to balance income generation against the potential for price volatility by focusing on the 20- to 30-year maturity range - a somewhat defensive posture which, in combination with our income orientation, boosted performance.

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Because of higher interest rates and with credit spreads near the long-term average, we have been more inclined to purchase better-quality, medium-grade securities (rated BBB and A). We continue to be selective about bonds rated low in their category (such as BBB- health care issuers), because they are still trading at very narrow spreads.

WHAT IS THE CREDIT OUTLOOK FOR THE COMMONWEALTH OF VIRGINIA?

                 The commonwealth benefits from a broad and diverse economic base. It has a sound fiscal outlook based in part on tax revenue collections that are presently exceeding projections. Virginia has a history of conservative budgetary management, and has balanced its budget with a combination of tax and fee increases.

                 Virginia is rated AAA by all three credit rating agencies (stable outlook by Standard & Poor's Ratings and Moody's Investors Service; affirmed by Fitch Ratings). Of course, we continue to monitor closely specific credit issues, political developments, and litigation that could affect the value of your holdings.

WHAT IS THE OUTLOOK?

                 Many investors are concerned that higher commodity and energy prices, exacerbated by hurricane damage, could dampen retail consumption just as higher mortgage rates may deflate the housing bubble. However, the Fed believes the economy is solidly on course and that inflation is potentially the greater risk. Although the market currently expects the Fed to raise short-term rates at least another 0.50%, THE DIRECTION OF LONG-TERM RATES will be largely determined by market expectations for inflation and economic growth. The current market consensus, although fragile, predicts a softening economy before inflation becomes a serious issue. We expect interest rates to remain volatile.

                 As always, we appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA VIRGINIA BOND FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
         out of 234 municipal single-state intermediate-term bond funds for the period ending September 30, 2005:

                                 OVERALL RATING
                                  *  *  *  *  *

     3-YEAR                          5-YEAR                         10-YEAR
    * * * * *                       * * * * *                      * * * * *
out of 234 funds                out of 207 funds                out of 143 funds

            The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics.
                   Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA VIRGINIA BOND FUND

         [LOGO OF           [LOGO OF          [LOGO OF         [LOGO OF
      LIPPER LEADER]      LIPPER LEADER]    LIPPER LEADER]   LIPPER LEADER]
       TOTAL RETURN     CONSISTENT RETURN   TAX EFFICIENCY      EXPENSE

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Tax Efficiency among 35 funds, and for Expense among 901 funds within the Lipper Virginia Municipal Debt Funds category for the overall period ending September 30, 2005. The Fund received a Lipper Leader rating for Total Return among 31 and 28 funds for the five- and 10-year periods, respectively, and a score of two among 35 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A SCORE OF TWO AMONG 35 AND 31 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 16 FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 35, 31, AND 28 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 901, 843, AND 644 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA VIRGINIA BOND FUND

                   LIPPER NAMED YOUR USAA VIRGINIA BOND FUND THE "BEST FUND
[LOGO OF LIPPER    OVER FIVE YEARS" FOR CONSISTENT RETURN IN THE VIRGINIA
  FUND AWARDS]     MUNICIPAL DEBT FUNDS CATEGORY FOR THE FIVE-YEAR PERIOD ENDING
    USA 2005       DECEMBER 31, 2004.

The Fund was ranked 14 out of 36, 2 out of 31, and 3 out of 28 for the one-, five-, and 10-year periods, respectively, ending September 30, 2005, by Lipper Analytical, Inc. Rankings are based on total returns.

The Fund also earned Lipper's Performance Achievement Certificate for ranking No. 1 out of 30 funds in the Virginia Municipal Debt Funds category for the five-year period ending December 31, 2004.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE FUND CLASSIFICATION WINNER OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2004. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. THE USAA VIRGINIA BOND FUND WAS CHOSEN AMONG 30 VIRGINIA MUNICIPAL DEBT FUNDS FOR THE FIVE-YEAR PERIOD. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

LIPPER PERFORMANCE ACHIEVEMENT CERTIFICATES ARE AWARDS TO FUND PORTFOLIOS THAT RANKED FIRST IN THEIR INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION OVER VARIOUS TIME PERIODS. CERTIFICATES ARE AWARDED FOR ALL INVESTMENT OBJECTIVES/LIPPER CLASSIFICATIONS AS WELL AS FOR THE OVERALL FUND UNIVERSE. CERTIFICATES ARE AWARDED FOR THE OPEN-END EQUITY FUNDS, OPEN-END FIXED INCOME FUNDS, CLOSED-END FUNDS, AND VARIABLE UNDERLYING FUND UNIVERSES. CERTIFICATES ARE AWARDED ONCE A YEAR AS OF DECEMBER 31. CERTIFICATES ARE AWARDED FOR PERFORMANCE OVER A ONE-, FIVE-, 10-, AND 15-YEAR TIME PERIOD FOR OPEN-END EQUITY FUNDS. ALL OTHER UNIVERSES RECEIVE AWARDS OVER THE ONE-, FIVE-, AND 10-YEAR TIME PERIODS. AWARDS ARE BASED UPON CUMULATIVE TOTAL RETURN. A WINNER IS AWARDED IF THERE ARE FIVE OR MORE PORTFOLIOS IN THE INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION FOR THE LENGTH OF THE RELEVANT TIME PERIOD. THE CATEGORY FUND COUNT IS INCLUSIVE OF ALL CLASSES OF SHARES. FOR THE PURPOSE OF COMPARISON, A FUND IS CATEGORIZED AT THE END OF THE TIME PERIOD AND WILL BE COMPARED TO THOSE PEERS IN THE RELEVANT TIME PERIOD. A WINNER IS AWARDED IF THERE ARE NO "SIGNIFICANT EVENTS" THAT ELIMINATE THE FUND FROM THE CATEGORY. A SIGNIFICANT EVENT OCCURS WHEN A FUND HAS BEEN RE-CLASSIFIED DURING THE PERFORMANCE-AWARD TIME PERIOD. (FOR EXAMPLE, A FUND THAT HAD A FUNDAMENTAL CHANGE IN INVESTMENT POLICY THAT CAUSED IT TO SWITCH LIPPER CLASSIFICATIONS DURING THE RELEVANT TIME PERIOD.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

-------------------------------------------------------------------------------------------
                                                             9/30/05             3/31/05
-------------------------------------------------------------------------------------------
Net Assets                                               $536.4 Million      $514.8 Million
Net Asset Value Per Share                                   $11.66              $11.60
Tax-Exempt Dividends Per Share Last 12 Months               $0.496              $0.499
Capital Gain Distributions Per Share Last 12 Months            -                   -

-------------------------------------------------------------------------------------------
                                                           9/30/05             3/31/05
-------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity               11.7 Years          12.8 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05                             30-DAY SEC YIELD
      2.66%**                                        3.14%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

10

 . . . C O N T I N U E D
=========================-------------------------------------------------------
                          OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------
                    TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
-------------------------------------------------------------------------------------
10 YEARS                5.84%         =           5.17%           +          0.67%
5 YEARS                 6.16%         =           4.71%           +          1.45%
1 YEAR                  3.77%         =           4.28%           +         (0.51%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2005

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
                   ------------      ---------------      ---------------------
9/30/1996              6.98%              5.97%                    1.01%
9/30/1997              8.92%              5.93%                    2.99%
9/30/1998              8.73%              5.65%                    3.08%
9/30/1999             -2.20%              4.98%                   -7.18%
9/30/2000              5.60%              5.69%                   -0.09%
9/30/2001              9.69%              5.45%                    4.24%
9/30/2002              9.03%              4.96%                    4.07%
9/30/2003              3.95%              4.46%                   -0.51%
9/30/2004              4.48%              4.39%                    0.09%
9/30/2005              3.77%              4.28%                   -0.51%

                                  [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Virginia Bond Fund's Dividend Return on Page 10,

and assuming Virginia state tax rates of:     5.75%             5.75%              5.75%              5.75%
and assuming marginal federal tax rates of:  25.00%            28.00%             33.00%             35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
PERIOD                 RETURN
------                --------
10 Years                5.17%               7.31%              7.62%              8.19%              8.44%
5 Years                 4.71%               6.66%              6.94%              7.46%              7.69%
1 Year                  4.28%               6.05%              6.31%              6.78%              6.99%

To match the USAA Virginia Bond Fund's closing 30-day SEC Yield of 3.14%,

A FULLY TAXABLE INVESTMENT MUST PAY:        4.44%              4.63%              4.97%              5.13%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            LEHMAN BROTHERS MUNICIPAL    USAA VIRGINIA BOND     LIPPER VIRGINIA MUNICIPAL     LIPPER VIRGINIA MUNICIPAL
                   BOND INDEX                  FUND                 DEBT FUNDS INDEX             DEBT FUNDS AVERAGE
            -------------------------    ------------------     -------------------------     -------------------------
09/30/95           $10,000.00               $10,000.00                  $10,000.00                   $10,000.00
10/31/95            10,145.37                10,169.40                   10,169.20                    10,158.08
11/30/95            10,313.92                10,337.95                   10,363.46                    10,346.54
12/31/95            10,412.92                10,411.25                   10,477.83                    10,462.76
01/31/96            10,491.60                10,509.50                   10,533.45                    10,539.96
02/29/96            10,420.74                10,436.96                   10,446.50                    10,438.19
03/31/96            10,287.61                10,304.42                   10,283.03                    10,271.24
04/30/96            10,258.43                10,281.30                   10,245.71                    10,229.90
05/31/96            10,254.53                10,293.19                   10,270.55                    10,245.53
06/30/96            10,366.29                10,415.97                   10,373.64                    10,352.29
07/31/96            10,460.08                10,507.40                   10,472.08                    10,443.73
08/31/96            10,457.73                10,500.61                   10,455.67                    10,429.74
09/30/96            10,603.88                10,697.81                   10,615.81                    10,583.62
10/31/96            10,723.72                10,806.83                   10,714.69                    10,685.54
11/30/96            10,920.15                10,983.00                   10,892.00                    10,868.99
12/31/96            10,874.04                10,938.00                   10,843.77                    10,817.17
01/31/97            10,894.62                10,949.75                   10,839.56                    10,814.40
02/28/97            10,994.66                11,041.02                   10,927.00                    10,904.10
03/31/97            10,847.99                10,903.95                   10,792.00                    10,775.12
04/30/97            10,938.91                11,015.81                   10,894.90                    10,865.93
05/31/97            11,103.56                11,196.91                   11,049.48                    11,015.79
06/30/97            11,221.83                11,301.02                   11,158.59                    11,128.36
07/31/97            11,532.63                11,627.09                   11,471.80                    11,439.05
08/31/97            11,424.52                11,513.84                   11,355.06                    11,344.27
09/30/97            11,559.99                11,651.75                   11,482.08                    11,472.50
10/31/97            11,634.49                11,715.11                   11,557.61                    11,551.39
11/30/97            11,703.01                11,806.17                   11,627.03                    11,624.54
12/31/97            11,873.65                11,977.09                   11,790.45                    11,785.34
01/31/98            11,996.09                12,060.55                   11,889.16                    11,910.83
02/28/98            11,999.74                12,082.23                   11,889.06                    11,910.52
03/31/98            12,010.42                12,117.24                   11,912.90                    11,922.72
04/30/98            11,956.23                12,044.51                   11,848.92                    11,865.02
05/31/98            12,145.37                12,232.88                   12,035.32                    12,047.42
06/30/98            12,193.31                12,300.90                   12,081.58                    12,088.62
07/31/98            12,223.79                12,334.04                   12,106.66                    12,111.19
08/31/98            12,412.66                12,517.08                   12,287.55                    12,288.95
09/30/98            12,567.41                12,668.38                   12,429.48                    12,419.09
10/31/98            12,567.15                12,612.98                   12,390.01                    12,379.05
11/30/98            12,611.18                12,690.29                   12,441.24                    12,417.60
12/31/98            12,642.96                12,700.77                   12,463.11                    12,442.65
01/31/99            12,793.28                12,828.75                   12,587.52                    12,573.96
02/28/99            12,737.53                12,772.54                   12,526.41                    12,507.63
03/31/99            12,754.98                12,798.19                   12,530.38                    12,515.63
04/30/99            12,786.77                12,842.06                   12,570.15                    12,550.47
05/31/99            12,712.78                12,758.06                   12,488.07                    12,471.56
06/30/99            12,529.90                12,583.65                   12,314.06                    12,294.33
07/31/99            12,575.49                12,592.49                   12,332.61                    12,310.69
08/31/99            12,474.67                12,435.03                   12,197.37                    12,165.76
09/30/99            12,479.88                12,389.25                   12,168.10                    12,145.52
10/31/99            12,344.67                12,168.46                   11,980.06                    11,961.88
11/30/99            12,475.97                12,251.48                   12,092.17                    12,073.27
12/31/99            12,382.96                12,112.47                   11,974.43                    11,960.39
01/31/00            12,329.04                12,042.65                   11,893.83                    11,872.41
02/29/00            12,472.32                12,274.41                   12,052.19                    12,025.08
03/31/00            12,744.82                12,542.13                   12,311.64                    12,292.51
04/30/00            12,669.53                12,479.10                   12,245.39                    12,225.43
05/31/00            12,603.62                12,400.04                   12,162.95                    12,133.16
06/30/00            12,937.61                12,742.59                   12,468.40                    12,439.58
07/31/00            13,117.63                12,944.07                   12,640.00                    12,607.68
08/31/00            13,319.79                13,134.18                   12,828.63                    12,797.77
09/30/00            13,250.49                13,083.25                   12,764.14                    12,734.05
10/31/00            13,395.08                13,204.66                   12,883.50                    12,854.08
11/30/00            13,496.42                13,324.74                   12,963.74                    12,907.82
12/31/00            13,829.88                13,708.69                   13,290.87                    13,216.30
01/31/01            13,966.92                13,759.45                   13,375.53                    13,300.20
02/28/01            14,011.21                13,855.84                   13,455.10                    13,367.32
03/31/01            14,136.78                13,974.62                   13,569.23                    13,485.38
04/30/01            13,983.59                13,763.54                   13,403.28                    13,328.03
05/31/01            14,134.17                13,908.91                   13,548.86                    13,464.09
06/30/01            14,228.74                14,040.60                   13,650.84                    13,561.82
07/31/01            14,439.50                14,277.45                   13,839.87                    13,746.17
08/31/01            14,677.35                14,511.64                   14,060.42                    13,960.50
09/30/01            14,628.11                14,350.39                   13,950.36                    13,854.86
10/31/01            14,802.40                14,525.56                   14,113.88                    14,012.54
11/30/01            14,677.61                14,421.11                   13,997.59                    13,900.70
12/31/01            14,538.76                14,297.49                   13,871.53                    13,763.50
01/31/02            14,790.94                14,493.32                   14,061.03                    13,959.06
02/28/02            14,969.13                14,692.04                   14,235.71                    14,121.61
03/31/02            14,675.79                14,398.98                   13,977.48                    13,867.60
04/30/02            14,962.62                14,664.16                   14,203.41                    14,096.77
05/31/02            15,053.54                14,751.11                   14,290.45                    14,177.86
06/30/02            15,212.72                14,883.04                   14,406.57                    14,306.87
07/31/02            15,408.37                15,071.82                   14,590.10                    14,486.04
08/31/02            15,593.60                15,264.99                   14,727.75                    14,622.11
09/30/02            15,935.14                15,649.83                   15,040.94                    14,928.19
10/31/02            15,670.97                15,307.72                   14,736.69                    14,635.94
11/30/02            15,605.84                15,232.92                   14,671.36                    14,569.22
12/31/02            15,935.13                15,623.90                   15,001.56                    14,885.92
01/31/03            15,894.75                15,521.76                   14,911.04                    14,804.45
02/28/03            16,116.98                15,849.19                   15,152.16                    15,032.14
03/31/03            16,126.62                15,848.98                   15,148.30                    15,024.76
04/30/03            16,233.17                16,042.41                   15,288.66                    15,152.09
05/31/03            16,613.27                16,416.37                   15,636.77                    15,499.36
06/30/03            16,542.67                16,240.02                   15,548.94                    15,420.28
07/31/03            15,963.79                15,597.65                   15,008.28                    14,879.92
08/31/03            16,082.85                15,782.31                   15,126.82                    14,997.28
09/30/03            16,555.69                16,268.76                   15,527.13                    15,389.30
10/31/03            16,472.33                16,164.15                   15,463.93                    15,315.13
11/30/03            16,644.01                16,386.15                   15,640.16                    15,478.85
12/31/03            16,781.82                16,516.61                   15,759.62                    15,588.45
01/31/04            16,877.95                16,547.21                   15,829.27                    15,652.60
02/29/04            17,131.96                16,857.95                   16,078.52                    15,889.39
03/31/04            17,072.30                16,789.07                   15,989.04                    15,795.62
04/30/04            16,667.98                16,369.86                   15,628.69                    15,449.80
05/31/04            16,607.54                16,297.10                   15,585.45                    15,406.67
06/30/04            16,667.98                16,357.21                   15,634.35                    15,450.94
07/31/04            16,887.33                16,591.05                   15,826.19                    15,635.41
08/31/04            17,225.75                16,908.35                   16,113.32                    15,902.75
09/30/04            17,317.19                16,997.90                   16,193.25                    15,976.81
10/31/04            17,466.21                17,174.63                   16,326.46                    16,100.23
11/30/04            17,322.14                17,046.08                   16,183.65                    15,956.72
12/31/04            17,533.68                17,256.12                   16,392.86                    16,149.56
01/31/05            17,697.55                17,414.66                   16,550.81                    16,288.33
02/28/05            17,638.67                17,328.82                   16,487.69                    16,230.36
03/31/05            17,527.43                17,182.25                   16,378.96                    16,120.85
04/30/05            17,803.84                17,468.10                   16,623.11                    16,353.55
05/31/05            17,929.67                17,586.98                   16,748.90                    16,465.76
06/30/05            18,040.91                17,693.48                   16,844.79                    16,555.58
07/31/05            17,959.37                17,605.02                   16,766.58                    16,483.49
08/31/05            18,140.69                17,756.78                   16,919.99                    16,624.54
09/30/05            18,018.50                17,642.53                   16,813.12                    16,510.29

                                                      [END CHART]

                 DATA FROM 9/30/95 THROUGH 9/30/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

                 THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

                 THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS CATEGORY.

                 THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL VIRGINIA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA VIRGINIA                LIPPER VIRGINIA MUNICIPAL
                            BOND FUND                      DEBT FUNDS AVERAGE
                          -------------                -------------------------
9/30/1996                      5.75%                              4.89%
9/30/1997                      5.50                               4.76
9/30/1998                      5.25                               4.50
9/30/1999                      5.48                               4.67
9/30/2000                      5.46                               4.74
9/30/2001                      5.07                               4.43
9/30/2002                      4.49                               4.05
9/30/2003                      4.36                               3.88
9/30/2004                      4.28                               3.79
9/30/2005                      4.25                               3.75

                                   [END CHART]

                   THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/96 TO 9/30/05.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
---------------------------------------------------------

Escrowed Bonds                                      36.0%

Hospital                                            10.1%

Education                                            9.7%

General Obligation                                   9.7%

Appropriated Debt                                    7.6%

Water/Sewer Utility                                  7.6%

Buildings                                            5.7%

Miscellaneous                                        3.8%

Sales Tax                                            2.6%

Airport/Port                                         2.4%
---------------------------------------------------------

               PORTFOLIO RATINGS MIX
                      9/30/05

        [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                             46%
AA                                              43%
A                                                7%
BBB                                              2%
Short-Term Instruments                           2%

                    [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 0.9% of the Fund's investments and are included in the appropriate category above. Percentages are of the total market value of the Fund's investments.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-20.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------
FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit.

(INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

 BAN    Bond Anticipation Notes

 ETM    Escrowed to final maturity

 GO     General Obligation

 IDA    Industrial Development Authority/Agency

 MFH    Multifamily Housing

 MLO    Municipal Lease Obligation

 PRE    Prerefunded to a date prior to maturity

 RB     Revenue Bond

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (99.0%)

             VIRGINIA (97.4%)
             Abingdon Town IDA Hospital RB,
  $ 3,305      Series 1998                                                 5.25%      7/01/2016      $  3,452
    1,360      Series 1998                                                 5.38       7/01/2028         1,403
    2,505    Alexandria IDA Educational Facilities RB,
               Series 1999 (PRE)                                           5.88       1/01/2023         2,728
             Alexandria IDA RB,
    5,755      Series 2000A (INS)                                          5.90      10/01/2020         6,415
   12,480      Series 2000A (INS)(b)                                       5.90      10/01/2030        13,905
    4,010    Arlington County Public Improvement Bonds GO,
               Series 2001                                                 5.00       2/01/2020         4,234
             Biotechnology Research Park Auth. RB (MLO),
    3,215      Series 2001                                                 5.00       9/01/2017         3,436
    8,065      Series 2001                                                 5.00       9/01/2021         8,543
    1,000    Bristol Utility Systems RB,
               Series 2001 (ETM)(INS)                                      4.60       7/15/2012         1,063
             Capital Region Airport Commission RB,
    2,700      Series 2005A (INS)                                          5.00       7/01/2023         2,848
    2,665      Series 2005A (INS)                                          5.00       7/01/2024         2,807
    1,500    Chesapeake GO, Series 2003B (INS)                             5.00       6/01/2028         1,566
             Chesterfield County Health Center Commission Mortgage RB,
    1,500      Series 1996 (PRE)                                           5.95      12/01/2026         1,581
   11,630      Series 1996 (PRE)                                           6.00       6/01/2039        12,262
             College Building Auth. Educational Facilities RB,
    1,390      Series 2000 (Hampton Univ.)(PRE)                            5.80       4/01/2016         1,543
    1,000      Series 2000 (Hampton Univ.)(PRE)                            6.00       4/01/2020         1,119
    3,300      Series 2000A (INS)                                          5.00       9/01/2017         3,515
    6,215      Series 2000A                                                5.00       9/01/2019         6,614
    6,530      Series 2000A                                                5.00       9/01/2020         6,878
    3,125      Series 2001A                                                5.00       9/01/2017         3,347
    3,540      Series 2001A                                                5.00       9/01/2018         3,788
    3,720      Series 2001A                                                5.00       9/01/2019         3,980
             Commonwealth Transportation Board RB,
    1,600      Series 1997C (Route 58 Corridor)                            5.13       5/15/2019         1,661
   11,340      Series 1999B (Route 58 Corridor)(PRE)                       5.50       5/15/2020        12,343
    2,150      Series 1999B (Route 58 Corridor)(PRE)                       5.50       5/15/2022         2,340
    2,395      Series 2001A (Northern Virginia)(PRE)                       5.25       5/15/2016         2,622
    2,520      Series 2001A (Northern Virginia)(PRE)                       5.25       5/15/2017         2,759

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 2,655      Series 2001A (Northern Virginia)(PRE)                       5.25%      5/15/2018      $  2,907
    2,000      Series 2001A (Northern Virginia)(PRE)                       5.25       5/15/2020         2,189
    4,390      Series 2001B (Route 58 Corridor)(PRE)                       5.25       5/15/2017         4,806
             Fairfax County Economic Development Auth. RB,
    7,000      Series 2004 (INS)                                           5.00       4/01/2029         7,328
    6,150      Series 2005 I-A                                             5.00       4/01/2032         6,427
    2,315    Fairfax County Economic Development
               Auth. RB (MLO), Series 2005                                 5.00       1/15/2024         2,448
   15,180    Fairfax County INOVA Hospital IDA RB,
               Series 1996 (PRE)                                           6.00       8/15/2026        15,881
    2,000    Fairfax County Redevelopment and Housing
               Auth. MFH RB, Series 1996A                                  6.00      12/15/2028         2,092
   11,000    Fairfax County Sewer RB,
               Series 1996 (PRE)(INS)                                      5.88       7/15/2028        11,475
             Fairfax County Water Auth. RB,
    4,750      Series 1992                                                 6.00       4/01/2022         5,032
    5,235      Series 2000 (PRE)                                           5.63       4/01/2025         5,796
    1,000      Series 2000 (PRE)                                           5.75       4/01/2030         1,112
   12,275    Fauquier County IDA Hospital RB,
               Series 2002 (INS)                                           5.25      10/01/2025        12,960
    2,500    Front Royal & Warren County IDA Lease
               RB (MLO), Series B (INS)                                    5.00       4/01/2029         2,610
    8,750    Galax IDA Hospital RB, Series 1995 (INS)                      5.75       9/01/2020         9,003
    7,145    Greater Richmond Convention Center
               Auth. RB, Series 2005 (INS)                                 5.00       6/15/2024         7,541
             Hampton Convention Center RB,
    2,980      Series 2002A (INS)                                          5.25       1/15/2018         3,216
    9,030      Series 2002A (INS)                                          5.25       1/15/2023         9,652
    1,255    Hampton Redevelopment and Housing Auth.
               RB, Series 1996A                                            6.00       1/20/2026         1,297
   12,185    Hanover County IDA Bon Secours Health
               System Hospital RB, Series 1995 (INS)                       6.38       8/15/2018        14,459
    9,750    Henrico County Economic Development
               Auth. RB, Bon Secours Health System,
               Series 2002A                                                5.60      11/15/2030        10,246
    2,500    Henry County IDA Hospital RB,
               Series 1997 (PRE)                                           6.00       1/01/2027         2,616
    3,500    Isle of Wight County IDA RB,
               Series 2000A                                                5.85       1/01/2018         3,766
    4,705    James City County GO, Series 2005                             5.00      12/15/2027         4,984

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 1,000    King George County IDA Lease RB (MLO),
               Series 2004 (INS)                                           5.00%      3/01/2032      $  1,041
             Loudoun County GO,
    1,650      Series 2002A (PRE)                                          5.25       5/01/2022         1,817
      350      Series 2002A                                                5.25       5/01/2022           381
    1,040    Loudoun County IDA Public Safety
               Facility Lease RB (MLO), Series 2003A (INS)                 5.25      12/15/2021         1,127
    1,545    Lynchburg GO Public Improvement BAN,
               Series 2000 (PRE)                                           5.75       6/01/2030         1,722
             Metropolitan Washington Airports Auth. RB,
    7,000      Series 1997A (PRE)(INS)                                     5.38      10/01/2023         7,304
    2,505      Series 2003B (INS)                                          5.25      10/01/2017         2,711
    1,690      Series 2003B (INS)                                          5.25      10/01/2018         1,826
    2,000      Series 2003B (INS)                                          5.25      10/01/2019         2,177
             Montgomery County IDA RB (MLO),
    2,440      Series 2000B (PRE)(INS)                                     5.50       1/15/2022         2,673
    2,450      Series 2001 (INS)                                           5.25       1/15/2015         2,675
    1,065      Series 2001 (INS)                                           5.25       1/15/2019         1,164
             Newport News GO,
    3,170      Series 2000A (PRE)                                          5.75       5/01/2018         3,556
    6,750      Series 2000A (PRE)                                          5.75       5/01/2020         7,571
             Norfolk Parking Systems RB,
    5,610      Series 2005A (INS)                                          5.00       2/01/2023         5,951
    6,285      Series 2005A (INS)                                          5.00       2/01/2025         6,642
    5,000      Series 2005A (INS)                                          5.00       2/01/2027         5,269
    1,850    Norfolk Redevelopment and Housing Auth.
               RB (MLO), Series 1999                                       5.50      11/01/2019         2,029
             Prince William County IDA Educational
               Facilities RB,
    1,695      Series 2003                                                 5.00      10/01/2018         1,729
    3,985      Series 2003                                                 5.38      10/01/2023         4,114
    7,500      Series 2003                                                 5.50      10/01/2033         7,833
             Prince William County IDA Potomac
               Hospital RB,
    2,500      Series 1995 (PRE)                                           6.85      10/01/2025         2,550
    1,210      Series 2003                                                 5.50      10/01/2017         1,322
    1,350      Series 2003                                                 5.50      10/01/2019         1,465
    4,000    Prince William County Service Auth. Water
               RB, Series 1999 (PRE)(INS)                                  5.60       7/01/2024         4,377
             Public School Auth. Financing GO,
    4,645      Series 1999B (PRE)                                          6.00       8/01/2019         5,157

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $10,585      Series 2000A (PRE)                                          5.50%      8/01/2020      $ 11,714
    3,905      Series 2000B                                                5.00       8/01/2018         4,177
    6,300      Series 2000B                                                5.00       8/01/2019         6,736
    3,220      Series 2001A                                                5.00       8/01/2018         3,445
    7,170      Series 2001B                                                5.00       8/01/2015         7,715
             Resources Auth. Clean Water RB,
    1,790      Series 1999 (PRE)                                           5.63      10/01/2022         1,983
    6,700      Series 2000 (PRE)                                           5.38      10/01/2021         7,344
             Resources Auth. Infrastructure RB,
    1,265      Series 2001A (Pooled Water Loan)                            5.00       5/01/2019         1,346
    2,300      Series 2002A                                                5.25       5/01/2015         2,510
    1,280      Series 2004B                                                5.00      11/01/2029         1,341
             Resources Auth. Water and Sewer RB,
    7,210      Series 1996A (Suffolk) (PRE)                                5.63       4/01/2027         7,627
    1,620      Series 1997 (Botetourt) (PRE)                               5.30      11/01/2022         1,710
             Resources Auth. Water System RB, Gloucester,
    1,520      Series 2002                                                 5.00       4/01/2015         1,648
    1,600      Series 2002                                                 5.00       4/01/2016         1,728
    1,670      Series 2002                                                 5.00       4/01/2017         1,799
    1,255      Series 2002                                                 5.00       4/01/2018         1,348
             Richmond Convention Center Auth. RB,
    6,295      Series 2000 (PRE)                                           6.13       6/15/2020         7,103
   14,750      Series 2000 (PRE)(b)                                        6.13       6/15/2025        16,642
    6,000      Series 2005 (INS)                                           5.00       6/15/2025         6,318
    7,840    Richmond GO, Series 1999A (PRE)(INS)                          5.13       1/15/2024         8,490
    6,345    Spotsylvania County Economic Development
               Auth. RB (MLO), Series 2005 (INS)                           5.00       2/01/2031         6,641
    2,335    Spotsylvania County Water and Sewer
               Systems RB, Series 2005 (INS)                               5.00       6/01/2022         2,489
             Upper Occoquan Sewage Auth. RB,
    2,000      Series 2005 (INS)                                           5.00       7/01/2024         2,122
   13,850      Series 2005 (INS)                                           5.00       7/01/2025        14,666
    1,000    Virginia Beach Development Auth.
               Residential and Health Care Facility RB,
               Series 1997                                                 6.15       7/01/2027         1,040
    7,610    Virginia Beach GO, Series 2000 (PRE)                          5.50       3/01/2020         8,369
    1,250    Virginia Beach Public Improvement Bonds GO,
               Series 2001 (PRE)                                           5.00       6/01/2018         1,363
             Virginia Beach Water and Sewer System RB,
   10,395      Series 2000                                                 5.50       8/01/2025        11,241
    6,680      Series 2005(a)                                              5.00      10/01/2030         7,021

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Virginia College Building Auth. RB,
  $ 4,610      Series 2005A                                                5.00%      2/01/2024      $  4,887
    4,840      Series 2005A                                                5.00       2/01/2025         5,119

             PUERTO RICO (1.6%)
             Commonwealth GO,
    5,000      Series 2003A                                                5.25       7/01/2021         5,293
    1,565      Series 2003A                                                5.25       7/01/2022         1,655
    1,315    Commonwealth Highway and Transportation
               Auth. RB, Series 2003G (INS)                                5.25       7/01/2021         1,441
                                                                                                     --------
             Total fixed-rate instruments (cost: $499,320)                                            530,849
                                                                                                     --------
             VARIABLE-RATE DEMAND NOTES (2.1%)

             VIRGINIA
      900    Alexandria IDA RB, Series 2005
               (LOC Wachovia Bank, N.A.)                                   2.80      10/01/2035           900
             Loudoun County IDA RB,
    7,095      Series 2003A                                                2.82       2/15/2038         7,095
      800      Series 2003C                                                2.95       2/15/2038           800
    2,100      Series 2003E                                                2.82       2/15/2038         2,100
      400    Peninsula Ports Auth. Coal Terminal RB,
               Series 1987D (LOC - U.S. Bank, N.A.)                        2.78       7/01/2016           400
                                                                                                     --------
             Total variable-rate demand notes (cost: $11,295)                                          11,295
                                                                                                     --------

             TOTAL INVESTMENTS (COST: $510,615)                                                      $542,144
                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category Percentages shown represent the Percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) At September 30, 2005, the aggregate market value of
                     securities purchased on a delayed-delivery basis was $7,021,000.

                 (b) At September 30, 2005, portions of these securities were segregated to cover delayed-delivery purchases.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $510,615)                                               $542,144
   Cash                                                                                 48
   Receivables:
      Capital shares sold                                                              181
      Interest                                                                       7,825
                                                                                  --------
          Total assets                                                             550,198
                                                                                  --------
LIABILITIES
   Payables:
      Securities purchased                                                          12,837
      Capital shares redeemed                                                          219
      Dividends on capital shares                                                      565
   Accrued management fees                                                             158
   Accrued transfer agent's fees                                                         1
   Other accrued expenses and payables                                                  21
                                                                                  --------
          Total liabilities                                                         13,801
                                                                                  --------
             Net assets applicable to capital shares outstanding                  $536,397
                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $508,024
   Accumulated net realized loss on investments                                     (3,156)
   Net unrealized appreciation of investments                                       31,529
                                                                                  --------
             Net assets applicable to capital shares outstanding                  $536,397
                                                                                  ========
   Capital shares outstanding                                                       46,003
                                                                                  ========
   Authorized shares of $.01 par value                                             120,000
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $  11.66
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                         $12,729
                                                                           -------
EXPENSES
   Management fees                                                             969
   Administration and servicing fees                                           398
   Transfer agent's fees                                                       106
   Custody and accounting fees                                                  52
   Postage                                                                      12
   Shareholder reporting fees                                                    6
   Directors' fees                                                               4
   Professional fees                                                            19
   Other                                                                         8
                                                                           -------
      Total expenses                                                         1,574
   Expenses paid indirectly                                                    (10)
                                                                           -------
      Net expenses                                                           1,564
                                                                           -------
NET INVESTMENT INCOME                                                       11,165
                                                                           -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         1,171
   Change in net unrealized appreciation/depreciation                        1,135
                                                                           -------
      Net realized and unrealized gain                                       2,306
                                                                           -------
   Increase in net assets resulting from operations                        $13,471
                                                                           =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005


                                                                      9/30/2005     3/31/2005
                                                                      -----------------------
FROM OPERATIONS
  Net investment income                                                $ 11,165      $ 21,520
  Net realized gain (loss) on investments                                 1,171          (195)
  Change in net unrealized appreciation/depreciation of investments       1,135        (9,781)
                                                                       ----------------------
    Increase in net assets resulting from operations                     13,471        11,544
                                                                       ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (11,165)      (21,520)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                              28,802        51,650
  Dividend reinvestments                                                  7,960        15,278
  Cost of shares redeemed                                               (17,485)      (52,643)
                                                                       ----------------------
    Increase in net assets from capital share transactions               19,277        14,285
                                                                       ----------------------
  Net increase in net assets                                             21,583         4,309
NET ASSETS
  Beginning of period                                                   514,814       510,505
                                                                       ----------------------
  End of period                                                        $536,397      $514,814
                                                                       ======================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                             2,454         4,427
  Shares issued for dividends reinvested                                    677         1,313
  Shares redeemed                                                        (1,491)       (4,542)
                                                                       ----------------------
    Increase in shares outstanding                                        1,640         1,198
                                                                       ======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                3. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                   their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

             D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2005, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $7,043,000, of which none were when-issued securities.

             E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $10,000.

             F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the Capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 1.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by Capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2005, the Fund had Capital loss carryovers of $4,322,000, for federal income tax purposes, which, if not offset by subsequent Capital gains, will expire between 2008 and 2013, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of Capital gains realized in the future until the Capital loss carryovers have been utilized or expire.

          CAPITAL LOSS CARRYOVERS
--------------------------------------------
EXPIRES                             BALANCE
-------                           ----------
  2008                            $1,517,000
  2009                             2,432,000
  2011                               178,000
  2013                               195,000
                                  ----------
                      Total       $4,322,000
                                  ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2005, were $83,763,000 and $54,225,000, respectively.

         As of September 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $32,242,000 and $713,000, respectively, resulting in net unrealized appreciation of $31,529,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2005, the Fund's effective base fee was 0.32% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $969,000, which included a performance adjustment of $118,000 that increased the base management fee of 0.32% by 0.04%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $398,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund.
                The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $106,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                         COST TO       NET REALIZED (LOSS)
       SELLER                      PURCHASER            PURCHASER          TO SELLER
------------------------------------------------------------------------------------------
USAA Long-Term Fund         USAA Virginia Bond Fund      $11,230,000        $(28,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                                YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $  11.60        $  11.83        $  11.67        $  11.08        $  11.29        $  10.69
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    .25             .50             .51             .52             .55             .59
  Net realized and
      unrealized gain (loss)               .06            (.23)            .16             .59            (.21)            .60
                                      ----------------------------------------------------------------------------------------
Total from investment operations           .31             .27             .67            1.11             .34            1.19
                                      ----------------------------------------------------------------------------------------
Less distributions:
  From net investment income              (.25)           (.50)           (.51)           (.52)           (.55)           (.59)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  11.66        $  11.60        $  11.83        $  11.67        $  11.08        $  11.29
                                      ========================================================================================
Total return (%)*                         2.66            2.34            5.84           10.16            3.02           11.45
Net assets at end of period (000)     $536,397        $514,814        $510,505        $510,336        $466,718        $432,047
Ratio of expenses to average
  net assets (%)**(b)                      .59(a)          .60             .61             .59             .52             .43
Ratio of net investment income
  to average net assets (%)**             4.21(a)         4.28            4.32            4.51            4.86            5.38
Portfolio turnover (%)                   10.44            6.67           15.77           14.91           35.06           30.28

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were $528,876,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.02%)             -
    (+) Represents less than 0.01% of average net assets.

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------
         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you underst and your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE         APRIL 1, 2005 -
                                    APRIL 1, 2005      SEPTEMBER 30, 2005     SEPTEMBER 30, 2005
                                    ------------------------------------------------------------
Actual                                $1,000.00            $1,026.60                $3.00
Hypothetical
   (5% return before expenses)         1,000.00             1,022.11                 2.99

         *Expenses are equal to the Fund's annualized expense ratio of 0.59%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.66% for the six-month period of April 1, 2005, through September 30, 2005.

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profit ability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank & Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39604-1105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.